SHARE-BASED COMPENSATION - Nonvested restricted stocks (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) tranche shares	Dec. 31, 2015 CNY (¥) tranche shares
Share based compensation
Number of tranche | tranche			10	10
Restricted stocks
Number of Restricted Stocks
Nonvested restricted stocks outstanding at the beginning of the period (in shares)		13,540,557
Granted (in shares)		493,972
Forfeited (in shares)		(174,984)
Vested (in shares)		(1,626,768)
Adjusted (in shares)		259,793
Nonvested restricted stocks outstanding at the end of the period (in shares)		12,492,570	13,540,557
Weighted Average Grant Date Fair Value
Nonvested restricted stocks outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 5.20
Granted (in dollars per shares) | $ / shares	21.78
Forfeited (in dollars per shares) | $ / shares	6.43
Vested (in dollars per shares) | $ / shares	4.99
Adjusted (in dollars per share) | $ / shares	5.11
Nonvested restricted stocks outstanding at the end of the period (in dollars per shares) | $ / shares	$ 5.86
Total unrecognized compensation expense | ¥	$ 433,474	¥ 433,474
Weighted-average period for recognition of unrecognized compensation costs		4 years 5 months 5 days
Total fair value of nonvested restricted stocks, vested | ¥		¥ 273,800	¥ 123,129	¥ 69,130
Restricted stocks | Performance Condition
Number of Restricted Stocks
Granted (in shares)			1,876,975	6,599,106
Restricted stocks | Performance Condition | Second anniversary of the stated vesting commencement date
Share based compensation
Share-based payment award, vesting percentage		50.00%
Restricted stocks | Performance Condition | Vesting ratably over the following two years
Share based compensation
Share-based payment award, vesting percentage		50.00%
Period for remaining percentage vested		2 years